Organization and principal activities (Tables)	12 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries
As
of March 31, 2023, the Company’s principal subsidiaries, consolidated VIEs and major
VIEs’ subsidiaries are as follows:

Name of subsidiaries and VIE	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities
Subsidiaries:
Boqii Corporation Limited (“Boqii Corporation”)	Hong Kong	July 2012	100%	Investment holding
Boqii International Limited	Hong Kong	August 2016	100%	Investment holding
Xingmu International Limited	British Virgin Islands	August 2019	51%	Investment holding
Xingmu HK Limited	Hong Kong	November 2019	51%	Investment holding
Nanjing Xinmu Information Technology Co., Ltd. (“Xingmu WFOE”)	Nanjing, the PRC	November 2019	51%	Technology development and sales of merchandise
Xincheng (Shanghai) Information Technology Co., Ltd. (“Shanghai Xincheng”)	Shanghai, the PRC	November 2012	100%	Technology development and sales of merchandise
Shanghai Yiqin Pets Products Co., Ltd.	Shanghai, the PRC	February 2013	100%	Technology development and sales of merchandise
Shanghai Every Supply Chain Co., Ltd. (“Shanghai Every”)	Shanghai, the PRC	September 2021	100%	Sales of merchandise

Consolidated VIEs
Guangcheng (Shanghai) Information Technology Co., Ltd. (“Guangcheng”)	Shanghai, the PRC	November 2012	100%	Operates the Company’s own online e-commerce platform
Nanjing Xingmu Biotechnology Co., Ltd. (“Nanjing Xingmu”)	Nanjing, the PRC	November 2019	51%	Biotechnology research and development
Suzhou Taicheng Supply Chain Co., Ltd. (“Suzhou Taicheng”)	Suzhou, the PRC	June 2021	100%	Sales of merchandise
Suzhou Xingyun Yueming Supply Chain Co., Ltd. (“Suzhou Xingyun Yueming”)	Suzhou, the PRC	April 2022	100%	Sales of merchandise

Subsidiaries of VIEs
Boqii (Shanghai) Information Technology Co., Ltd.	Shanghai, the PRC	August 2014	90%	Technology development
Tianjing Guangcheng Information Technology Co., Ltd.	Tianjin, the PRC	June 2017	100%	Sales of merchandise
Nanjing Cuida Biotechnology Co. Ltd.(“Cuida”)	Nanjing, the PRC	April 2017	70%	Biotechnology extension services
Taizhou Xingmu Biotechnology Co., Ltd.	Taizhou, the PRC	November 2019	80%	Biotechnology research and development

Schedule of Variable Interest Entities
The following table set forth the assets, liabilities, results of operations and changes in cash, cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated financial statements with intercompany transactions eliminated (RMB in thousands):

	As of March 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	20,567	15,522
Accounts receivable, net	31,435	33,172
Amounts due from related parties	11,726	6,770
Inventories, net	16,014	27,894
Prepayments and other current assets	57,107	48,291
Inter-company receivables	16,535	83,700
Property and equipment, net	6,715	4,661
Intangible assets	507	101
Operating lease right-of-use assets	35,688	22,305
Goodwill	994	—
Long-term investments	81,649	75,505
Other non-current asset	3,389	5,219

Total assets	282,326	323,140

	As of March 31,
	2022	2023
	RMB	RMB
Short-term borrowings	872	363
Accounts payable	55,144	13,459
Amounts due to related parties, current	4	21
Salary and welfare payable	5,597	5,573
Accrued liabilities and other current liabilities	24,417	15,712
Contract liabilities	7,007	4,471
Operating lease liabilities, current	7,238	9,207
Inter-company payables	945,960	1,095,452
Operating lease liabilities, non-current	28,197	12,741
Other debts, non-current	157,874	75,481

Total liabilities	1,232,310	1,232,480

	Year Ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues:
Third-party revenues	735,518	877,380	786,152
Inter-company revenues	48,374	56,079	86,463

Total revenues	783,892	933,459	872,615

Cost of revenues:
Third-party cost of revenues	(372,475)	(160,661)	(81,810)
Inter-company cost of revenues	(297,844)	(550,585)	(534,518)

Total cost of revenues	(670,319)	(711,246)	(616,328)

Gross profit	113,573	222,213	256,287

Operating expenses:
Third-party operating expenses	(254,951)	(288,291)	(237,852)
Inter-company operating expenses	(7,257)	—	(41)

Total operating expenses	(262,208)	(288,291)	(237,893)

Impairment of goodwill	—	—	(994)
Other income, net	1,011	98	158

Profit/(Loss) from operations	(147,624)	(65,980)	17,558
Non-operating expense	(18,162)	(20,680)	(29)

Profit/(Loss) before income tax expenses	(165,786)	(86,660)	17,529
Income tax benefits/(expenses)	(20)	681	21
Share of results of equity investees	(696)	418	(82)

Net profit/(loss)	(166,502)	(85,561)	17,468

Cash flows from operating activities:
Net cash provided by transactions with external parties	419,767	526,201	471,991
Net cash used in transactions with the Company’s entities	(331,064)	(329,325)	(449,155)

Net cash generated from/ (used in) operating activities	88,703	196,876	22,836

Cash flows from investing activities:
Other investing activities	(31,972)	(18,482)	(9,638)
Cash flows of loan funding provided to the Company’s entities, net of repayments received	(5,242)	6,294	—

Net cash used in investing activities	(37,214)	(12,188)	(9,638)

Cash flows from financing activities:
Other financing activities	(112,151)	(273,906)	(88,469)
Cash flows of loan funding received from the Company’s entities, net of repayments made	41,717	91,794	69,204

Net cash generated from/ (used in) financing activities	(70,434)	(182,112)	(19,265)